Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

($ millions)	2025	2024
Balance, beginning of year	13,112	12,184
Disposition of FortisTCI (Note 21)	(50)	—
Foreign currency translation impacts (1)	(535)	928
Balance, end of year	12,527	13,112
(1)    Relates to the translation of goodwill associated with the acquisitions of ITC, UNS Energy, Central Hudson, and Caribbean Utilities, whose functional currency is the U.S. dollar